Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities
Amount drawn	$ 7,935	$ 8,380
Deferred debt issue costs and bond premium/discount	(56)	(72)
Net borrowings	7,879	8,308
Not At Fair Value
Financial assets and liabilities
Amount drawn	7,935	8,380
Deferred debt issue costs and bond premium/discount	(56)	(72)
Net borrowings	7,879	8,308
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	7,784	8,368
Deferred debt issue costs and bond premium/discount	(46)	(72)
Net borrowings	7,738	8,296
Not At Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Amount drawn	115	4
Deferred debt issue costs and bond premium/discount	(10)
Net borrowings	105	4
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	36	8
Net borrowings	36	8
Fair Value
Financial assets and liabilities
Fair value	7,714	8,808
Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Fair value	115	8
Fair Value | Finance leases
Financial assets and liabilities
Fair value	36	4
Fair Value | Level 2 | Loan notes
Financial assets and liabilities
Fair value	$ 7,563	$ 8,796